Quarterly Consolidated Financial Data (Schedule Of Quarterly Consolidated Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues									$ 14,956	$ 13,841	$ 13,399
Operating income									1,942	2,308	2,299
Net income									858	1,113	1,234
Income available for common shareholders									844	1,099	1,220
Net earnings per common share, basic									$ 2.10	$ 2.86	$ 3.25
Net earnings per common share, diluted									$ 2.10	$ 2.82	$ 3.20
PG&E Corporation [Member]
Operating revenues	3,815	3,860	3,684	3,597	3,621	3,513	3,232	3,475
Operating income	358	408	692	484	492	503	695	618
Net income	87	203	366	202	254	261	337	261	844	1,099	1,220
Income available for common shareholders	83	200	362	199	250	258	333	258	844	1,099	1,220
Net earnings per common share, basic	$ 0.20	$ 0.50	$ 0.91	$ 0.50	$ 0.63	$ 0.66	$ 0.88	$ 0.69	$ 2.10	$ 2.86	$ 3.25
Net earnings per common share, diluted	$ 0.20	$ 0.50	$ 0.91	$ 0.50	$ 0.63	$ 0.66	$ 0.86	$ 0.67	$ 2.10	$ 2.82	$ 3.20
Common stock price per share, High	$ 43.24	$ 43.32	$ 46.52	$ 47.60	$ 48.63	$ 48.34	$ 45.00	$ 45.63
Common stock price per share, Low	$ 36.86	$ 39.21	$ 41.39	$ 42.47	$ 45.38	$ 40.52	$ 34.95	$ 40.58
Utility [Member]
Operating revenues	3,813	3,859	3,683	3,596	3,620	3,513	3,232	3,475
Operating income	359	402	699	484	494	505	696	619
Net income	89	196	359	201	253	265	339	264
Income available for common shareholders	$ 85	$ 193	$ 355	$ 198	$ 249	$ 262	$ 335	$ 261